GMACM HOME EQUITY LOAN TRUST 2007-HE2
            GMACM Home Equity Loan-Backed Term Notes, Series 2007-HE2

Cut-Off Period Date                                              08/31/07
Determination Date                                               09/18/07
Record Date - Class A-1                                          09/24/07
Record Date - Class A-2, Class A-3, Class A-4, Class A-5,        08/31/07

Payment Date                                                     09/25/07
Actual Days in Accrual Period (30/360)                                 29
Accrual Period (30/360)                                                30

SERVICING CERTIFICATE
Beginning Pool Balance                                    ,252,437,869.56
Beginning PFA                                                        0.00
Ending Pool Balance                                       ,233,556,846.86
Ending PFA Balance                                                      -
Principal Collections                                       18,881,022.70
Principal Draws                                                         -
Net Principal Collections                                   18,881,022.70

Active Loan Count                                                  23,040

Net Interest Collections                                     8,684,530.27

Weighted Average Net Loan Rate                                   8.34152%
Weighted Average Net WAC Rate                                    8.22095%
Substitution Adjustment Amount                                       0.00

Excess Spread                                                2,565,298.84

                                                              BEGINNING            ENDING
TERM NOTES                                                     BALANCE            BALANCE          FACTOR        PRINCIPAL
----------                                                     -------            -------          ------        ---------
Class A-1                                                  456,031,352.64     434,452,999.50       0.8887336   21,578,353.14
Class A-2                                                  170,818,000.00     170,818,000.00       1.0000000            0.00
Class A-3                                                  219,526,000.00     219,526,000.00       1.0000000            0.00
Class A-4                                                  173,734,000.00     173,734,000.00       1.0000000            0.00
Class A-5                                                   63,873,000.00      63,873,000.00       1.0000000            0.00
Class A-6                                                  124,088,000.00     124,088,000.00       1.0000000            0.00
Certificates                                                         -                  -                  -              -



(CONTINUED....)
                                                                                  INTEREST       PERCENTAGE
TERM NOTES                                                    INTEREST           SHORTFALLS       INTEREST        COUPON
----------                                                    ---------         ----------       --------         ------
Class A-1                                                    2,073,739.24               0.00        36.62%        5.6450%
Class A-2                                                      861,776.81               0.00        14.40%        6.0540%
Class A-3                                                    1,132,937.10               0.00        18.50%        6.1930%
Class A-4                                                      930,056.01               0.00        14.64%        6.4240%
Class A-5                                                      348,693.35               0.00         5.38%        6.5510%
Class A-6                                                      646,188.26               0.00        10.46%        6.2490%
Certificates                                                         0.00               -              -               -



Beginning Overcollateralization Amount                      44,367,516.92
Overcollateralization Amount Increase (Decrease)             2,697,330.44
Outstanding Overcollateralization Amount                    47,064,847.36
Target Overcollateralization Amount                         59,547,072.56

Credit Enhancement Draw Amount                                       0.00
Unreimbursed Credit Enhancer Prior Draws                             0.00


                                                                             NUMBER       PERCENT   FORECLOSURE
                                                                  BALANCE   OF LOANS    OF BALANCE     UNITS     DOLLARS
                                                                  -------   --------    ----------     -----     -------
Delinquent Loans (30 Days)*                                  7,101,174.36     129          0.58%         0            -
Delinquent Loans (60 Days)*                                  2,476,655.23      42          0.20%         0            -
Delinquent Loans (90 Days)*                                    192,300.00      3           0.02%         0            -
Delinquent Loans (120 Days)*                                            -      0           0.00%         0            -
Delinquent Loans (150 Days)*                                            -      0           0.00%         0            -
Delinquent Loans (180+ Days)*                                           -      0           0.00%         0            -
REO                                                                     -      0           0.00%
Foreclosures                                                            -      0           0.00%
Bankruptcies                                                   210,208.06      3           0.02%




(CONTINUED...)                                                  BANKRUPTCY                  REO
                                                                  UNITS         DOLLARS    UNITS   DOLLARS
Delinquent Loans (30 Days)*                                       -----         -------    -----   -------
Delinquent Loans (60 Days)*                                        0                   -     0            -
Delinquent Loans (90 Days)*                                        0                   -     0            -
Delinquent Loans (120 Days)*                                       0                   -     0            -
Delinquent Loans (150 Days)*                                       0                   -     0            -
Delinquent Loans (180+ Days)*                                      0                   -     0            -
REO                                                                0                   -     0            -
Foreclosures
Bankruptcies





*Delinquency Figures Do Not include Bankruptcy, Foreclosure, and REO.


                                                                                             PERCENT OF
                                             LIQUIDATION TO-DATE              CUT-OFF DATE PRINCIPAL BALANCE
Beginning Cumulative Loss Amount                                        0.00
Current Month Loss Amount                                               0.00
Current Month Recoveries                                                0.00
                                            ---------------------------------
Ending Cumulative Loss Amount                                           0.00             0.00000%

Liquidation Loss Amount Distributed to Noteholders                      0.00

                                             NET RECOVERIES TO DATE
Beginning Cumulative Net Principal Recovery Amount                      0.00
Current Month Net Principal Recovery Amount                             0.00
                                            ---------------------------------
Ending Cumulative Net Principal Recovery Amount                         0.00

                                                          SPECIAL HAZARD                 FRAUD         BANKRUPTCY
Beginning Amount                                                        0.00               0.00            0.00
Current Month Loss Amount                                               0.00               0.00            0.00
Ending Amount                                                              -                  -               -

Extraordinary Event Losses                                              0.00
Excess Loss Amounts                                                     0.00

Current Month Repurchases Units                                            0
Current Month Repurchases ($)                                           0.00
Loans repurchased pursuant to Section 3.15 (a) of the
Servicing Agreement
Interest Shortfall - Related to Relief Act Shortfall                    0.00


CAPITALIZED INTEREST ACCOUNT
Beginning Balance                                                 125,782.32
Withdraw relating to Collection Period                            121,683.40
Interest Earned (Zero, Paid to Funding Account)                         0.00
                                            ---------------------------------
Ending Capitalized Interest Account Balance as of Payment Date      4,098.92
Interest earned for Collection Period                               6,190.94
Interest withdrawn related to prior Collection Period              13,961.46

PREFUNDING ACCOUNT
Beginning Balance                                                       0.00
Additional Purchases during Revolving Period                            0.00
Balance in Pre-Funding Account due to Noteholders                       0.00
Excess of Draws over Principal Collections                              0.00
                                            ---------------------------------
Total Ending Balance as of Payment Date                                 0.00
Interest earned for Collection Period                               4,157.26
Interest withdrawn related to prior Collection Period           1,100,066.43

CASH FLOWS RECEIVED
Principal Collections                                          18,881,022.70
Interest Collections                                            9,206,379.38
Servicer Advances                                                       0.00
Pre-Funding Account remaining balance withdrawn                          0.00
Capital Interest Account withdrawal                                121,683.40
Reinvestment Income                                                 10,348.20
Substitution Adjustment Amount                                           0.00
Recovery Amounts                                                         0.00
                                            ----------------------------------
TOTAL CASH FLOWS RECEIVED                                       28,219,433.68

CASH FLOWS DISTRIBUTED
Principal Distribution                                          21,578,353.14
Interest Distribution                                            5,993,390.77
Residual Amount - Certificates                                           0.00
Servicer Advances - Reimbursement                                        0.00
GMACM Service Fee                                                  521,849.11
GMACM Recovery Fee                                                       0.00
Credit Enhancer Fee - FGIC                                         125,840.66
                                            ----------------------------------
TOTAL CASH FLOWS DISTRIBUTED                                    28,219,433.68

NET CASH FLOWS REMAINING                                                 0.00

YIELD MAINTENANCE

Yield Maintenance Event - Class A-1                                      NO
Hedge Payment Class A-1                                                  0.00
Hedge Shortfall Amount - Class A-1                                       0.00

TRIGGER ANALYSIS

Rolling 3 Month Delinquency Percentage                                   0.08%
Rolling 3 Month Delinquency Required Percentage                          3.75%

Aggregate Liquidation Percentage                                         0.00%
Aggregate Liquidation Required Percentage                                1.65%

SERVICING TERMINATION EVENT                                              NO

Rolling 3 Month Delinquency Percentage                                   0.08%
Rolling 3 Month Delinquency Required Percentage                          3.25%

Aggregate Liquidation Percentage                                         0.00%
Aggregate Liquidation Required Percentage                                1.15%

SERVICING TRIGGER EVENT                                                  NO

Rolling Six-Month Annualized Liquidation Loss Percentage                 0.00%
Maximum Loss Amount                                                      1.50%

SERVICING DEFAULT                                                        NO

Step Down Date                                                           NO

Step Up Date - Class A-4                                                 NO
Step Up Date - Class A-5                                                 NO
Step Up Date - Class A-6                                                 NO